Statement of Cash Flows - USD ($)		6 Months Ended		12 Months Ended
	Jul. 11, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from Operating Activities:
Net income (loss)	$ (308)
Changes in operating assets and liabilities:
Accounts payable	308
Net cash used in operating activities
Cash flows from Financing Activities:
Net change in cash
Cash – Beginning of the period
Cash – End of the period
FUTURETECH II ACQUISITION CORP [Member]
Cash flows from Operating Activities:
Net income (loss)		$ (370,320)	$ 85,119	$ (746,953)	$ 2,911,502
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income earned on Interest Bearing Bank Demand Deposit Account held in the Trust Account		(272,304)	(819,427)	(1,342,491)	(4,809,102)
Gain on forgiveness of debt					(144,443)
Changes in operating assets and liabilities:
Prepaid expenses		(65,500)	1,043	64,043	93,571
Due from Sponsor					(731,912)
Franchise tax payable		(20,050)	100,000	34,550	(105,636)
Income tax payable		(252,647)	(77,770)	(788,498)	777,344
Other assets					77,654
Accounts payable and accrued expenses		(206,383)	119,625	853,767	164,913
Net cash used in operating activities		(1,187,204)	(591,410)	(1,925,582)	(1,766,109)
Cash flows from Investing Activities:
Investment of cash in Trust Account		(236,466)	(500,000)	(775,489)	(2,800,000)
Cash in transit to the trust			125,000	125,000	(125,000)
Cash withdrawn from Trust		17,822,230	36,498,240	37,509,794	64,746,521
Net cash provided by investing activities		17,585,764	36,123,240	36,859,305	61,821,521
Cash flows from Financing Activities:
Capital contribution from Sponsor			358,058	437,456	1,013,297
Cash paid for redemptions		(17,400,674)	(36,281,990)	(36,281,990)	(64,238,887)
Due from Related party				(75,000)
Cash from Transfer Agent		695,024
Proceeds from issuance of debt – related party		411,045	375,000	1,025,001	2,925,000
Net cash used in financing activities		(16,294,605)	(35,548,932)	(34,894,533)	(60,300,590)
Net change in cash		103,955	(17,102)	39,190	(245,178)
Cash – Beginning of the period		56,768	17,578	17,578	262,756
Cash – End of the period		160,723	476	56,768	17,578
Supplemental disclosure of non-cash financing activities:
Accretion to redemption value		358,717	955,547	1,518,400	6,552,136
Excise tax on Class A common stock redemptions			362,820	527,698	642,389
Overpayment of redemption amount included in Due from Sponsor			$ 361,843	361,843
Redemption payment payable				17,744,312
Conversion of Class B common stock				$ 288